Loans and Advances to Customers - Loans and Advances to Customers by Subordination (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Carrying amount	€ 607,081	€ 589,653
Non-subordinated [member] | Loans and advances to customers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	606,974	589,533
Subordinated [member] | Loans and advances to customers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	€ 107	€ 120